Adjusting items	6 Months Ended
Jun. 30, 2025
Adjusting Items [Abstract]
Adjusting items	3. Adjusting Items
Adjusting items are significant items of income or expense in profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance because of their size, nature or incidence. In identifying and quantifying adjusting items, the Group consistently applies a policy that defines criteria that are required to be met for an item to be classified as adjusting. These items are separately disclosed in the segmental analyses or in the notes to the accounts as appropriate.
The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance and are used to derive the Group’s non-GAAP measures of New Categories revenue, smokeless revenue as a proportion of total revenue, adjusted profit from operations, adjusted operating margin, adjusted diluted earnings per share, adjusted net finance costs and adjusted taxation, all of which are before the impact of adjusting items and which are reconciled from revenue, profit from operations, diluted earnings per share, net finance costs and taxation.
In addition, the non-GAAP measures of adjusted profit from operations, adjusted operating margin, adjusted diluted earnings per share, adjusted net finance costs and adjusted taxation are presented with the additional adjustment to reflect the settlement of the Canadian litigation, and are referred to as "as adjusted for Canada" (as discussed above). Such measures are also reconciled from revenue, profit from operations, diluted earnings per share, net finance costs and taxation. These are collectively the Group's principal non-GAAP measures.
Adjusting items included in profit from operations
Adjusting items are significant items in the profit from operations that individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance.
In summary, in the six months ended 30 June 2025, the Group incurred £325 million (30 June 2024: £1,306 million) of adjusting items within profit from operations:

	Six months ended 30 June
	2025	2024
	£m	£m
(a) Restructuring and integration costs	13	—
(b) Amortisation and impairment of trademarks and similar intangibles	804	1,295
(b) Impairment of goodwill	72	—
(c) Romania other taxes	(22)	—
(c) Credit in respect of settlement of historical litigation in relation to the Fox River	—	(132)
(c) Charges in respect of DOJ and OFAC investigations	—	4
(c) Other adjusting items (including Engle)	30	133
(d) Changes in provision in relation to Canada Approved Plans	(575)	—
Charges in connection with disposal of an associate	3	6
Total adjusting items included in profit from operations	325	1,306
(a) Restructuring and integration costs
To further support our transformation and underpin investment initiatives to drive long-term sustainable profit and cash flow growth, we have started a structured time-bound programme to review processes and ways of working which will generate efficiencies and facilitate faster, more agile and effective decision making.
This programme includes a comprehensive review of our overhead optimisation opportunities, route to market and digitalisation, in order to deliver more effective, data-driven digital ways of working.
We expect associated one-off costs of £500 million, which as a one-off time bound programme and, to aid comparison of performance, c.£350 million will be treated as adjusting items having commenced in H1 2025 and which are expected to complete in 2027.
(b) Amortisation and impairment of trademarks and similar intangibles
(b)(i) Amortisation
Acquisitions in previous years have resulted in the capitalisation of trademarks and similar intangibles including those which are amortised over their expected useful lives, which do not exceed 30 years. The amortisation and impairment charge of £804 million (30 June 2024: £1,295 million) is included in depreciation, amortisation and impairment costs in the income statement.
The reduction in charge in the first six months of 2025, compared to 2024, reflects an impairment charge in respect of Camel
Snus (£472 million) that was recognised in the prior period and did not repeat.
Notes to the Unaudited Interim Financial Statements (continued)
3. Adjusting Items (continued)
Adjusting items included in profit from operations (continued)
(b)(ii) Ongoing impairment review of trademarks and similar assets
The Group reviews and monitors the performance of its non-financial assets (including goodwill) in line with the requirements of
IAS 36 Impairment of Assets. In preparing the Half-Year Report for the six months ended 30 June 2025, the Group has assessed if any impairment indicators exist requiring a further detailed impairment assessment to be undertaken.
Subsequent to the FDA announcement on 28 April 2022 of a proposed product standard to prohibit menthol as a characterising flavour in cigarettes, the FDA formally submitted the final product standard to the Office of Management and Budget on 18
October 2023 for review. Following delays, in January 2025, the Trump administration formally withdrew the product standard from consideration by the Office of Management and Budget. Management notes that the timetable for any final product standard remains uncertain.
On 21 June 2022, the FDA announced plans to develop a proposed product standard that would establish a maximum nicotine level in cigarettes and certain other combustible tobacco products to reduce addictiveness. On 15 January 2025, in the final days of the outgoing Biden administration, the FDA issued a proposed product standard whereby the agency would limit nicotine levels in cigarettes following a two-year effective date from publication of any final rule. The proposed product standard is currently open to public comment until 15 September 2025.
Management notes that the FDA proposed product standard does not itself constitute a restriction on nicotine levels in cigarettes, and any proposed product standard must still go through the established comprehensive U.S. rule-making process, the timetable and outcome of which remains uncertain. Management also notes that it is not known whether or when this proposed product standard will be finalised, and whether the final product standard will be the same as or similar to the proposed product standard.
No further changes have occurred in the legislative environment, nor in the macro-economic environment, during the six months ended 30 June 2025 that present an indicator of a potential impairment for either Reynolds American goodwill or for the definite-
or indefinite-lived brands.
As part of the standard year-end impairment process, a detailed impairment review will be undertaken for all trademarks in line with
IAS 36 Impairment of Assets. This will include the entire Reynolds American portfolio to ensure the book values remain supportable.
For the Canadian CGU, no indicators of impairment have been identified as part of the half-year reporting. However, the Group will continue to closely monitor key performance drivers of the business as part of the annual impairment review for the year ending 2025.
(b)(iii) Impairment of goodwill
An impairment trigger was identified in respect of the Peru CGU driven by persistent market deterioration caused by the growth in illicit volume in the combustibles market. Consequently, a full impairment review has been undertaken, where the recoverable amount of the CGU has been determined using the value-in-use basis.
The value-in-use calculation uses cash flows based on detailed financial budgets prepared by Management covering a one-year period extrapolated over a five-year horizon with the terminal value decline rate of 4% and pre-tax discount rate of 16.3%. As a result of market deterioration, goodwill associated with the Peru CGU has been fully impaired by £72 million.
(c) Other
In the six months ended 30 June 2025, the Group incurred a net charge of £8 million (30 June 2024: £5 million) of other adjusting items. These included:
–A credit of £22 million (30 June 2024: £nil million) in respect of the partial release of a provision recognised in December 2024 in relation to an excise assessment of activities undertaken in the Ploiesti factory in Romania; and
–Other costs of £30 million (30 June 2024: £133 million), mainly related to litigation costs including Engle progeny cases.
In the six months ended 30 June 2024, the Group also benefited from a credit of £132 million in respect of the settlement of historical litigation related to the Fox River in the U.S. More information on the historical litigation related to the clean up costs of the Fox River can be found in Note 31 to the 2024 Annual Report and Accounts and Form 20-F.
Also, in 2024, a charge of £4 million was recognised in respect of interest accruing on the settlement due to the DOJ and OFAC regarding investigations into alleged historical breaches of sanctions.
(d) Changes in provision in relation to Canada Approved Plans
A net credit of £575 million was recognised in relation to the Approved Plans in Canada. The Group's estimated share of the undiscounted future liability has not materially changed, however the Group has recognised a credit to the income statement as the provision recognised in respect of the Canadian litigation settlement was updated in line with the latest forecast of the
Canadian combustibles industry performance, impacting the present value of the future liability. The update was, in particular, in respect of pricing and volume decline assumptions. Based on our current estimate, it is expected that payments in respect of our estimated share of the future liability will continue for at least 40 years. The pre-tax discount rate increased from 3.27% at 31
December 2024 to 3.62% at 30 June 2025. This credit was partially offset by the change in the industry holdback associated with the upfront payment. At 30 June 2025, net of translational FX movements, unwinding of discount and the above factors, the current provision for the upfront payment is £2,573 million (31 December 2024: £2,456 million) and the non-current provision for the future payments is £2,897 million (31 December 2024: £3,747 million). Refer to note 4 for the unwinding of the discount in the six months to 30 June 2025 and refer to note 14 for further information on the Approved Plans.
Management uses judgement to determine the key assumptions used to calculate the present value of the provision. Changes to key assumptions can significantly impact the amount expected to be paid and the years over which payments are expected to be made. The key assumptions used to calculate the provision are the rate at which volumes will decline and future pricing plans.
The impact of reasonably possible changes to these key assumptions are assessed on an individual basis and have therefore been considered in isolation. If the rate at which volumes will decline is lower by 3% (less volume decline than expected)
compared to the base assumptions, the provision would increase by £338 million.
Notes to the Unaudited Interim Financial Statements (continued)
3. Adjusting Items (continued)
(d) Changes in provision in relation to Canada Approved Plans (continued)
The delivery of ITCAN's future pricing plans is subject to competitive actions and the relative pricing position of brands and may therefore vary depending on the competitive market conditions. If ITCAN's pricing delivery is 120% of the base assumptions, the provision would increase by £83 million.
Assuming that there is no change to ITCAN's estimated share of the liability, if the performance of the combustibles industry declines, as has been the case during the first half of 2025, whilst the undiscounted liability does not change, the present value of the provision will decrease as the payment period extends further.  A combination of changes in several assumptions, including the future financial performance (excluding New Categories) of ITCAN and each of the other Companies, as defined in note 14, and the performance of the combustibles industry as a whole, may materially impact the provision.